Earnings Per Share - Components of Earnings per Share (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Line Items]
Company exchanged depositary shares representing an ownership interest	5,746
Percentage of outstanding income trust securities exchanged for company's preferred stock	46.00%